Basis of Preparation - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Basis of Preparation [Line Items]
Other non current financial liabilities	[1]	¥ 2,770	¥ 5,800
Other current financial liabilities	[1]	6,443	5,003
Tosymra (Trademark) [member]
Basis of Preparation [Line Items]
Significant intangible assets, carrying amount			6,687
Zembrace (Registered) [member]
Basis of Preparation [Line Items]
Significant intangible assets, carrying amount			4,988
Increase (Decrease) Due to Corrections of Prior Period Errors [member]
Basis of Preparation [Line Items]
Adjustment for increase decrease in liabilities			2,591
Increase Decrease in Intangible assets		¥ 1,699	1,699
Previously Reported [Member]
Basis of Preparation [Line Items]
Other non current financial liabilities			8,391
Other current financial liabilities			2,412
Previously Reported [Member] | Tosymra (Trademark) [member]
Basis of Preparation [Line Items]
Significant intangible assets, carrying amount			4,988
Previously Reported [Member] | Zembrace (Registered) [member]
Basis of Preparation [Line Items]
Significant intangible assets, carrying amount			¥ 6,687

[1]	Sawai has corrected an immaterial error of comparative information, see Note 2 (7).